Investments in Subsidiaries - Additional Information (Detail) ¥ in Millions, $ in Millions	Feb. 28, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Feb. 28, 2019 USD ($)
Disclosure of subsidiaries [line items]
Cash and cash equivalents subject to local exchange control regulations		¥ 5,289.2	$ 817.3	¥ 5,112.8
Bottom of range [member]
Disclosure of subsidiaries [line items]
Percent of shareholding in subsidiary	67.50%
Top of range [member]
Disclosure of subsidiaries [line items]
Percent of shareholding in subsidiary	75.00%
YC Europe Co [member]
Disclosure of subsidiaries [line items]
Percentage of equity interest acquired	7.50%				7.50%
Cash consideration	¥ 0.1				$ 0.1